Employee Benefit Plans (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	$ 32,074	$ 32,235
Pension plans [Member]
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	8,566	10,905
Other post-employment benefit plans [Member]
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	$ 23,508	$ 21,330